Average Annual Total Returns - Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes 10 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 1 Year	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 5 Years	Lipper Large-Cap Growth Funds Index (reflects no deduction for taxes) 10 Years
Total	37.02%	17.97%	15.82%	35.55%	15.45%	14.18%	22.77%	13.93%	12.93%	37.05%	18.04%	15.88%	38.49%	21.00%	17.21%	38.60%	19.53%	15.79%